Disclosure of leases and similar arrangements (Tables)	12 Months Ended
Dec. 31, 2019
Leases1 [Abstract]
Schedule of Finance Lease and Operating Lease by Lessee	The future aggregate minimum lease payments under cancellable operating leases are as follows:

	2019	2018
No later than 1 year	—	9,082
Later than 1 year and no later than 5 years	—	426
	—	9,508

Schedule of Finance Lease and Operating Lease by Lessor
The following amounts have been recognized in the statement of income in the line “Sales goods and services rendered”:

	2019	2018	2017
Rental income	564	643	771

The future minimum rental payments receivable under cancellable leases are as follows:

	2019	2018
No later than 1 year	—	32
Later than 1 year and no later than 5 years	—	306
	—	338